Inventories and ore stockpiles (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consumables stores	$ 100,992	$ 100,530
Ore stockpiles	162,468	172,541
Gold in process	12,871	10,662
Total inventories and ore stockpiles	276,331	283,733
Less: current portion	(116,797)	(119,027)
Non-current portion	159,534	164,706
Less: Non-current portion
Long term ore stockpiles	159,534	164,706
Kibali Jersey Limited [member]
Gold on hand	8,970	16,041	$ 5,385
Consumables stores	43,728	43,363	39,782
Ore stockpiles	29,869	52,332	70,874
Gold in process	3,443	4,540	5,719
Total inventories and ore stockpiles	86,010	116,276	121,760
Less: current portion	(73,231)	(72,505)	(78,598)
Less: Non-current portion
Long term ore stockpiles	$ 12,779	$ 43,771	$ 43,162